Useful Lives (Detail)	12 Months Ended
May 31, 2014
Minimum | Land Improvements
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property Plant and equipment useful life	3 years
Minimum | Building and Building Improvements
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property Plant and equipment useful life	3 years
Minimum | Machinery and Equipment
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property Plant and equipment useful life	1 year
Maximum | Land Improvements
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property Plant and equipment useful life	30 years
Maximum | Building and Building Improvements
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property Plant and equipment useful life	50 years
Maximum | Machinery and Equipment
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property Plant and equipment useful life	30 years